Kinetics Mutual
                                   Funds, Inc.


                                 The Energy Fund


                                  Annual Report

                                December 31, 2000




                              www.kineticsfunds.com


--------------------------------------------------------------------------------
Kinetics Mutual Funds, Inc. - Feeder Fund
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------

                                                          The Energy
                                                             Fund
                                                    ----------------------------
Assets:

      Investments in the Master Portfolio, at value*             $1,000
                                                           --------------------

           Total assets                                           1,000
                                                           --------------------
Liabilities:

           Total liabilities                                          0
                                                           ---------------------
           Total Net Assets                                      $1,000
                                                           =====================
Net Assets consist of:

      Paid in capital                                            $1,000
                                                           ---------------------

           Total Net Assets                                      $1,000
                                                            ====================
      Shares outstanding                                            100

      Net Asset Value, Redemption Price and Offering
      Price Per Share                                             $10.00
                                                             ===================

* The Energy Fund invests its assets directly in The Energy Portfolio. The financial statements for The Energy Portfolio are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Kinetics Mutual Funds, Inc. - The Energy Fund
--------------------------------------------------------------------------------
Notes to the Financial Statements
December 31, 2000


1.       Organization

     Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"), The Internet Infrastructure Fund ("Infrastructure"), The Internet Global Growth Fund ("Global"), The New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Middle East Growth Fund ("Middle East"), The Small Cap Opportunities Fund ("Small Cap"), The Asia Technology
     Fund  ("Asia"),   The  Energy  Fund ("Energy")  and The Kinetics
     Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series of Kinetics Portfolios Trust (the "Trust").

     On December 29, 2000, the commencement of operations of The Energy Fund and The Energy Portfolio, The Energy Fund entered into a master-feeder fund structure. By entering into this structure, The Energy Fund invested all of its assets in The Energy Portfolio, which has the same investment objective as The Energy Fund. The Energy Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in The Energy Portfolio equal to its contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from The Energy Portfolio. On December 31, 2000, The Energy Fund's interest in The Energy Portfolio was 9.09%.

      Please see The Energy Portfolio's financial statements to obtain information about the investment objective of The Energy Fund. The financial statements of The Energy Portfolio are contained elsewhere in this report and should be read in conjunction with The Energy Fund's financial statements.

     The Energy Fund is a non-diversified series of the Company. The Energy Fund has had no operations through December 31, 2000, other than the contribution of $1,000.00 by Kinetics Asset Management, Inc., (the "Adviser" to The Energy Fund), representing 100 shares outstanding in The Energy Fund. This initial contribution has been invested in The Energy Portfolio. One billion shares are authorized for the Company with a par value of $0.001 per share.

2.       Significant Accounting Policies

     Security Valuation
     Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date, for which market quotations are readily available, are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of The Energy Portfolio.

     Repurchase Agreements
     The Energy Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that The Energy Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by The Energy Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by The Energy Portfolio may be delayed or limited.

     Written Option Accounting
     The Energy Portfolio may write (sell) call or put options for trading or hedging purposes. When The Energy Portfolio writes (sells) an option, an amount equal to the premium received by The Energy Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, The Energy Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or The Energy Portfolio enters into a closing purchase transaction, The Energy Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and The Energy Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, The Energy Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, for call options.

     Foreign Currency Translations
     The books and records of The Energy Portfolio are maintained in U.S. dollars. For The Energy Portfolio, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Energy Portfolio does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, The Energy Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

     Restricted Securities
     The Energy Portfolio may invest in restricted securities. These securities are valued by The Energy Portfolio after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Energy Portfolio has no right to require registration of unregistered securities. At December 31, 2000, The Energy Portfolio did not hold any investment securities which are unregistered and thus restricted as to resale.

     When-Issued Securities
     The Energy Portfolio may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Energy Portfolio records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Energy Portfolio maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

     Securities Lending
     The Energy Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Energy Portfolio receives interest on the collateral received as well as a fee for the securities loaned.

     Expense Allocation
     Common expenses incurred by the Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

     The Energy Fund records its proportionate share of The Energy Portfolio's expenses on a daily basis. In addition, The Energy Fund accrues its own separate expenses. Any cap on expenses includes The Energy Fund specific expenses as well as the expenses allocated to The Energy Fund from The Energy Portfolio.

     Federal Income Taxes
     The Energy Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, The Energy Portfolio believes it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in The Energy Portfolio will report its allocable share of The Energy Portfolio's income and capital gains for purposes of determining its federal income tax liability.

     It is The Energy Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and The Energy Fund intends to distribute investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid annually.

     Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

     Other
     Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to the character of income and shareholder distributions be reclassified in the capital accounts.

3.       Investment Adviser

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to The Energy Portfolio. Under the terms of the Agreement, The Energy Portfolio compensates the Adviser for its management services at the annual rate of 1.25% of The Energy Portfolio's average daily net assets. The Adviser has voluntarily agreed to pay all operating expenses in excess of 2.00% of The Energy Fund's daily net assets.

     Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed.

     The Adviser also serves as administrator to The Energy Fund. Under an Administrative Services Agreement with the Company on behalf of the Feeder Funds, the Adviser receives an annual administration fee equal to 0.05% of The Energy Fund's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to The Energy Fund by Firstar. In addition, The Energy Portfolio allocates the applicable portion of master-level administrative expense to The Energy Fund. Through an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administrative fee equal to 0.10% of The Energy Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar.

     The Adviser receives a shareholder servicing fee from The Energy Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of The Energy Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of The Energy Fund.

     As of December 31, 2000, all of the outstanding shares of The Energy Fund were owned by the Adviser. A shareholder that beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.


                        Report of Independent Accountants


To the Board of Directors and Shareholders of Kinetics Mutual Funds, Inc.


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Energy Fund (one of the portfolios comprising Kinetics Mutual Funds, Inc., hereafter referred to as the "Fund") at December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee, WI
February 28, 2001

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Kinetics Portfolios Trust - Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------
                                                  The Energy
                                                    Portfolio
                                             ----------------------------

Assets:
     Cash                                          $11,000
                                                  -----------

          Total assets                              11,000
                                                  -----------
Liabilities:
          Total liabilities                              0
                                                  -----------
          Total Net Assets                         $11,000
                                                  ===========

See Notes to the Financial Statments.


Kinetics Portfolios Trust - The Energy Portfolio
--------------------------------------------------------------------------------
Notes to the Financial Statements
December 31, 2000



1.       Organization

     Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The New Paradigm Portfolio, The
     Medical  Portfolio,  The  Middle  East  Growth  Portfolio,  The  Small  Cap
     Opportunities Portfolio, The Asia Technology Portfolio, The Energy Portfolio and The Kinetics Government Money Market Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust.

     Each Master Portfolio is a master investment portfolio in a master-feeder fund structure. There are multiple feeder funds invested in The Energy Portfolio. By contributing assets to The Energy Portfolio, the feeder funds receive a beneficial interest in The Energy Portfolio. The Energy Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to its feeder funds based on each feeder fund's proportionate interest in The Energy Portfolio.

     The Energy Portfolio seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines.

     The Energy Portfolio is a non-diversified series of the Trust.

2.       Significant Accounting Policies

     Security Valuation
     The Energy Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date, for which market quotations are readily available, are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of The Energy Portfolio.

     Repurchase Agreements
     The Energy Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that The Energy Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by The Energy Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by The Energy Portfolio may be delayed or limited.

     Written Option Accounting
     The Energy Portfolio may write (sell) call or put options for trading or hedging purposes. When The Energy Portfolio writes (sells) an option, an amount equal to the premium received by The Energy Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, The Energy Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or The Energy Portfolio enters into a closing purchase transaction, The Energy Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and The Energy Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, The Energy Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, for call options.

     Foreign Currency Translations
     The books and records of The Energy Portfolio are maintained in U.S. dollars. For The Energy Portfolio, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Energy Portfolio does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, The Energy Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

     Restricted Securities
     The Energy Portfolio may invest in restricted securities. These securities are valued by The Energy Portfolio after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Energy Portfolio has no right to require registration of unregistered securities. At December 31, 2000, The Energy Portfolio did not hold any investment securities which are unregistered and thus restricted as to resale.

     When-Issued Securities
     The Energy Portfolio may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Energy Portfolio records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Energy Portfolio maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

     Securities Lending
     The Energy Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Energy Portfolio receives interest on the collateral received as well as a fee for the securities loaned.

     Expense Allocation
     Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by The Energy Portfolio are allocated to its feeder funds based on their proportionate interest in The Energy Portfolio.

     Federal Income Taxes
     The Energy Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, The Energy Portfolio believes it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in The Energy Portfolio will report its allocable share of The Energy Portfolio's income and capital gains for purposes of determining its federal income tax liability.

     Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

     Other
     Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.       Investment Adviser

     The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to The Energy Portfolio. Under the terms of the Agreement, The Energy Portfolio compensates the Adviser for its management services at the annual rate of 1.25% of The Energy Portfolio's average daily net assets.

     The Adviser also serves as administrator to The Energy Portfolio. Under an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Adviser receives an annual administrative fee equal to 0.10% of The Energy Portfolio's average daily net assets, from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to The Energy Portfolio by Firstar.


                       Report of Independent Accountants


To the Board of Trustees and Beneficial Owners of of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Energy Portfolio (one of the portfolios comprising Kinetics Portfolios Trust, hereafter referred to as the "Portfolio") at December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee, WI
February 28, 2001


                           Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605




                               Investment Advisor,
                           Shareholder Servicing Agent
                                and Administrator
                         Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                   Distributor
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                               Sub-Administrator,
                               Fund Accountant and
                                 Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202



         This material must be preceded or accompanied by a prospectus.